Term Debt	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Term Debt [Abstract]
TERM DEBT

NOTE 8 – TERM DEBT

Term debt as of September 30, 2014, consists of the following (in thousands):

	Balance December 31, 2013	Additions	Payments	Amortization of Note Discount	Effect of Currency Translation	Balance September 30, 2014
RBC term loan	$1,169	$-	$(570)	$-	$(38)	$561

BDC term loan	1,589	-	-	-	(65)	1,524

SVB term loan-2	722	-	(250)	-	-	472

Total note discounts	(45)	-	-	21	-	(24)

Total debt	$3,435	$-	$(820)	$21	$(103)	2,533

less current portion						(878)

Debt, net of current portion						$1,655

The Company’s debt is recorded at par value adjusted for any unamortized discounts.  Discounts and costs directly related to the issuance of debt are capitalized and amortized over the life of the debt using the effective interest rate method and is recorded in interest expense in the accompanying unaudited condensed consolidated statements of operations.  Unamortized deferred financing costs of approximately $26,000 and $48,000 are included in other assets in the accompanying unaudited consolidated balance sheets as of September 30, 2014 and December 31, 2013, respectively.

RBC Term Loan -- On June 4, 2012, Apex entered into the RBC Credit Agreement with RBC described in Note 7, pursuant to which RBC made available certain credit facilities in the aggregate amount of up to CDN$2,750,000, including a term facility (“RBC Term Loan”) in the amount of CDN $2,500,000 (US$2,401,000 at the Closing Date). The RBC Term Loan accrues interest at RBP plus 4% (7% at September 30, 2014). Principal and interest is payable over a three year period at a fixed principal amount of CDN $70,000 a month beginning in July 2012 and continuing through June 2015.  Apex paid approximately $120,000 in financing costs, which has been recorded as deferred financing costs or note discount in the accompanying unaudited consolidated balance sheets as of September 30, 2014 and December 31, 2013, and is being amortized to interest expense over the term of the loan.

In addition, the RBC Term Loan calls for mandatory repayments based on 20% of Apex’s free cash flow as defined in the RBC Credit Agreement, before discretionary bonuses based on the annual year end audited financial statements of Apex, beginning with the fiscal year ended December 31, 2012, and payable within 30 days of the delivery of the annual audited financial statements, and continuing every six months through December 31, 2014.  This amount is estimated to be $0 at September 30, 2014 and December 31, 2013.

The RBC Term Loan has certain financial covenants and other non-financial covenants.   On August 16, 2013 the RBC Credit Agreement was amended and certain financial covenants were modified.  Pursuant to the amended credit agreement and commencing with the fiscal year ended December 31, 2013, the Company is required to maintain a fixed coverage ratio, calculated on a consolidated basis of not less than 1.15:1 with a step-up to 1.25:1 as of March 31, 2014, tested on a rolling four quarter basis thereafter and a ratio of funded debt to EBITDA, calculated on an annual consolidated basis of not greater than 3.0:1, tested on a rolling four quarter basis thereafter.  As part of the revised financial covenants, covenant testing was waived by RBC for September 30, 2013.  The Company was not in compliance with the reset covenants at September 30, 2014 and December 31, 2013.  Although the Company believes it is not likely that RBC will exercise their rights up to, and including, acceleration of the outstanding debt, there can be no assurance that RBC will not exercise their rights pursuant to the provisions of the debt obligation.  Accordingly, the Company has classified the term debt obligation as current at September 30, 2014 and December 31, 2013.

BDC Term Loan -- On June 4, 2012, Apex also entered into the BDC Loan Agreement as part of the Apex Purchase Agreement described in Note 5, pursuant to which BDC made available to Apex a term credit facility (“BDC Term Loan”) in the aggregate amount of CDN $1,700,000 (USD $1,632,000 at the Closing Date). The BDC Term Loan accrues interest at the rate of 12.5% per annum, and matures on June 23, 2016, with an available one year extension for a fee of 2%, payable at the time of extension. In addition to the interest payable, consecutive quarterly payments of CDN$20,000 as additional interest are due beginning on June 23, 2012, and subject to compliance with bank covenants, Apex will make a mandatory annual principal payment in the form of a cash flow sweep which will be equal to 50% of the Excess Available Funds (as defined by the BDC Loan Agreement) before discretionary bonuses based on the annual year end audited financial statements of Apex. The maximum annual cash flow sweep in any year will be CDN$425,000. As of September 30, 2014, the Company estimates that the cash sweep will be approximately $0. Such payments will be applied to reduce the outstanding principal payment due on the maturity date. In the event that Apex’s annual audited financial statements are not received within 120 days of its fiscal year end, the full CDN$425,000 becomes due and payable on the next payment date. Apex paid approximately $70,000 in financing costs which $35,000 has been recorded as deferred financing costs and $35,000 recorded as a note discount in the accompanying consolidated balance sheet as of September 30, 2014, and is being amortized to interest expense over the term of the loan using the effective interest rate method.  As of September 30, 2014, there was approximately $15,000 in unamortized deferred financing costs and $15,000 in unamortized note discount.

The terms of the BDC loan agreement also provide for a fee to BDC in the event of the occurrence of any of the following:

(a)   if 50% or more of any company comprising Apex or the Company (consolidated assets or shares) is sold or merged with an unrelated entity; or

(b)   if there is a change of control of Apex and/or the Company prior to the Maturity Date or any extended maturity date of the BDC Term Loan,

In the event of (a) or (b) above, Apex will pay to BDC a bonus in an amount equal to 2% of the aggregate value of Apex and the Company determined as at the closing date of such transaction, which bonus shall become due and payable at the time of the closing of such transaction. Notwithstanding any prepayment of the BDC Term Loan, the bonus and Apex’s obligation to pay same to BDC will remain in full force and effect until the maturity date or any amended or extended maturity date agreed by BDC such that in the event of any sale, initial public offering or similar transaction, Apex’s obligation to pay the bonus amount to the BDC will survive such prepayment.

The BDC Loan Agreement contains certain financial and non-financial covenants.  On August 22, 2013, the BDC Term Loan was amended and certain financial covenants were modified.  Pursuant to the amended loan agreement, the Company is required to maintain, for the duration of the investment, a term debt to equity ratio not exceeding 1.1:1 (measured annually); and an adjusted current ratio of 0.40:1 (measured annually) and revised yearly 120 days after each year end.  The Company was in compliance with all of our BDC financial covenants as of December 31, 2013.  We expect to continue to meet the requirements of our BDC financial covenants over the short and long term.

In the event either or both of the RBC Loan Agreement or the BDC Loan Agreement were deemed to be in default, RBC or BDC, as applicable, could, among other things (subject to the rights of SVB as the Company’s senior lender), terminate the facilities, demand immediate repayment of any outstanding amounts, and foreclose on our assets. Any such action would require us to curtail or cease operations, as the Company does not currently have alternative sources of financing.

SVB Term Loan - On December 31, 2010, pursuant to an Assumption and Amendment to Loan and Security Agreement ("Amended SVB Loan Agreement"), the Company borrowed $3.0 million from Silicon Valley Bank (“SVB”). The SVB Term Loan was due in 36 equal monthly installments of principal plus interest beginning on February 1, 2011. The SVB Term Loan is secured by substantially all of the assets of the Company except for the assets of Apex.  On May 20, 2011, pursuant to a Consent and Amendment to Loan and Security Agreement (“Amendment”), the maturity date was amended to April 30, 2012, with the remaining principal due on that date to be paid as a balloon payment. On September 27, 2011, the agreement was amended and certain covenants were replaced or modified resulting in the Company being in full compliance at September 30, 2011. The principal amount outstanding under the Term Loan accrues interest at a fixed rate equal to 9% per annum. In addition, a final payment equal to 2% of the aggregate amount of the Term Loan is due on the earlier of the maturity date or the date the Term Loan is prepaid. This final payment of $60,000 has been recorded as a discount to the SVB Term Loan, which was amortized to interest expense through December 2013, using the effective interest method.

The Amended SVB Loan Agreement includes various customary covenants, limitations and events of default. Financial covenants, among others, include liquidity and fixed charge coverage ratios, minimum tangible net worth requirements and limitations on indebtedness.   As of September 30, 2014, the Company was in compliance with the tangible Net Worth financial covenant and had available a $0.6 million cushion over the requirement.  The Company currently believes that at the time of this filing it is compliant with the terms and provisions of its SVB lending agreement and expects to continue to meet the requirements of our SVB financial covenants over the short and long term.  Should the Company continue to incur losses in a manner consistent with its recent historical financial performance, the Company will violate this covenant without additional net capital raises in amounts that are approximately twice the amount of the losses incurred.

On February 27, 2013, the Company amended the Loan and Security Agreement which provided an additional term loan (the “SVB Term Loan 2”) of $1,000,000. The new term loan is due in 36 monthly installments of principal plus accrued interest beginning on April 1, 2013. The additional term loan accrues interest at 7.5% per annum. As of September 30, 2014 and December 31, 2013, the outstanding balance on the SVB Term Loan 2 was approximately $472,000 and $722,000, respectively.

For the nine months ended September 30, 2014 and 2013, the Company’s interest expense on the term debt, including amortization of deferred financing costs, was approximately $317,000 and $439,000, respectively.

In the event either or both RBC Loan Agreement and/or the BDC Loan Agreement were deemed to be in default, then the Amended SVB Loan agreement would be in default, which could, among other things, terminate the facility and term loan, demand immediate repayment of any outstanding amounts, and foreclose on our assets. Any such action would require us to curtail or cease operations, as the Company does not currently have alternative sources of financing.

NOTE 10 – TERM DEBT

Long term debt as of December 31, 2013 and 2012, consists of the following (in thousands):

				Amortization
	Balance			of Note	Currency	Balance
	January 1, 2013	Additions	Payments	Discount	Translation	December 31, 2013

RBC term loan	$2,090	$-	$(804)	$-	$(117)	$1,169

BDC term loan	1,705	-	-	-	(116)	1,589

SVB term loan	1,000	-	(1,000)	-	-	-

SVB term loan 2	-	1,000	(278)	-	-	722

Total note discounts	(73)	(19)	-	43	4	(45)

Total debt	$4,722	$981	$(2,082)	$43	$(229)	3,435

less current portion						(1,086)
less RBC debt long term classified as current						(388)

Debt, net of current portion						$1,961

				Amortization
	Balance			of Note	Currency	Balance
	January 1, 2012	Additions	Payments	Discount	Translation	December 31, 2012

RBC term loan	$-	$2,401	$(419)	$-	$108	$2,090

BDC term loan	-	1,632	-	-	73	1,705

SVB term loan	2,000	-	(1,000)	-	-	1,000

Total note discounts	(30)	(92)		49		(73)

Total debt	$1,970	$3,941	$(1,419)	$49	$181	4,722

less current portion						(1,800)

Debt, net of current portion						$2,922

The Company’s debt is recorded at par value adjusted for any unamortized discounts.  Discounts and costs directly related to the issuance of debt are capitalized and amortized over the life of the debt using the effective interest rate method and is recorded in interest expense in the accompanying consolidated statements of operations.  Unamortized deferred financing costs of approximately $48,000 and $107,000 are included in other assets in the accompanying consolidated balance sheets as of December 31, 2013 and December 31, 2012, respectively.

 As of December 31, 2013, maturities of long-term obligations for the next three fiscal years are as follows (in thousands):

Year	Amount

2014	$1,086
2014 RBD debt long term classified as current	388
2015	321
2016	1,640

Total	$3,435

RBC Term Loan -- On June 4, 2012, Apex entered into the RBC Credit Agreement with RBC described in Note 9, pursuant to which RBC made available certain credit facilities in the aggregate amount of up to CDN$2,750,000, including a term facility (“RBC Term Loan”) in the amount of CDN $2,500,000 (US$2,401,000 at the Closing Date). The RBC Term Loan accrues interest at RBP plus 4% (7% at December 31, 2013). Principal and interest is payable over a three year period at a fixed principal amount of CDN $70,000 a month beginning in July 2012 and continuing through June 2015.  Apex paid approximately $120,000 in financing costs, which has been recorded as deferred financing costs or note discount in the accompanying consolidated balance sheet as of December 31, 2013, and is being amortized to interest expense over the term of the loan.

In addition, the RBC Term Loan calls for mandatory repayments based on 20% of Apex’s free cash flow as defined in the RBC Credit Agreement, before discretionary bonuses based on the annual year end audited financial statements of Apex, beginning with the fiscal year ended December 31, 2012, and payable within 30 days of the delivery of the annual audited financial statements, and continuing every six months through December 31, 2014.  This amount is estimated to be $0 at December 31, 2013 and December 31, 2012.

The RBC Term Loan has certain financial covenants and other non-financial covenants.  As of June 30, 2013 and December 31, 2012, Apex was not in compliance with the Fixed Charge Coverage ratio covenant as defined in the RBC Credit Agreement.  At June 30, 2013, Apex was not in compliance with the Maximum Funded Debt to EBITDA ratio covenant as defined in the RBC Credit Agreement.  In March 2013, May 2013 and August 2013, the Company received waivers for non-compliance of these covenants at December 31, 2012, March 31, 2013 and June 30, 2013. On August 16, 2013 the RBC Credit Agreement was amended and certain financial covenants were modified.  Pursuant to the amended credit agreement and commencing with the fiscal year ending December 31, 2013, the Company is required to maintain a fixed coverage ratio, calculated on a consolidated basis of not less than 1.15:1 with a step-up to 1.25:1 as of March 31, 2014, tested on a rolling four quarter basis thereafter and a ratio of funded debt to EBITDA, calculated on an annual consolidated basis of not greater than 3.0:1, tested on a rolling four quarter basis thereafter.  As part of the revised financial covenants, covenant testing was waived by RBC for September 30, 2013.  The Company was not in compliance with the reset covenants at December 31, 2013.  Although the Company believes it is not likely that RBC will exercise their rights up to, and including, acceleration of the outstanding debt, there can be no assurance that RBC will not exercise their rights pursuant to the provisions of the debt obligation.  Accordingly, the Company has classified the term debt obligation as current at December 31, 2013.

BDC Term Loan -- On June 4, 2012, Apex also entered into the BDC Loan Agreement as described in Note 5, pursuant to which BDC made available to Apex a term credit facility (“BDC Term Loan”) in the aggregate amount of CDN $1,700,000 (USD $1,632,000 at the Closing Date). The BDC Term Loan accrues interest at the rate of 12% per annum, and matures on June 23, 2016, with an available one year extension for a fee of 2%, payable at the time of extension. In addition to the interest payable, consecutive quarterly payments of CDN$20,000 as additional interest are due beginning on June 23, 2012, and subject to compliance with bank covenants, Apex will make a mandatory annual principal payment in the form of a cash flow sweep which will be equal to 50% of the Excess Available Funds (as defined by the BDC Loan Agreement) before discretionary bonuses based on the annual year end audited financial statements of Apex. The maximum annual cash flow sweep in any year will be CDN$425,000. As of December 31, 2013, the Company estimates that the cash sweep will be approximately $0. Such payments will be applied to reduce the outstanding principal payment due on the maturity date. In the event that Apex’s annual audited financial statements are not received within 120 days of its fiscal year end, the full CDN$425,000 becomes due and payable on the next payment date. Apex paid approximately $70,000 in financing costs which $35,000 has been recorded as deferred financing costs and $35,000 recorded as a note discount in the accompanying consolidated balance sheet as of December 31, 2012, and is being amortized to interest expense over the term of the loan.  As of December 31, 2013, there was $22,000 in unamortized deferred financing costs and $22,000 in unamortized note discount.

The terms of the BDC loan agreement also provide for a fee to BDC in the event of the occurrence of any of the following:

(a)	if 50% or more of any company comprising Apex or the Company (consolidated assets or shares) is sold or merged with an unrelated entity; or

(b)	if there is a change of control of Apex and/or the Company prior to the Maturity Date or any extended maturity date of the BDC Tern Loan,

In the event of (a) or (b) above, Apex will pay to the BDC a bonus in an amount equal to 2% of the aggregate value of Apex and the Company determined as at the closing date of such transaction, which bonus shall become due and payable at the time of the closing of such transaction. Notwithstanding any prepayment of the BDC Term Loan, the bonus and Apex’s obligation to pay same to the BDC will remain in full force and effect until the maturity date or any amended or extended maturity date agreed by the BDC such that in the event of any sale, initial public offering or similar transaction, Apex’s obligation to pay the bonus amount to the BDC will survive such prepayment.

The BDC Loan Agreement contains certain financial and non-financial covenants.  As of June 30, 2013 and December 31, 2012, Apex was not in compliance with the minimum working capital financial covenant.  In March 2013, May 2013 and August 2013, the Company received waivers for non-compliance of these covenants at December 31, 2012, March 31, 2013 and June 30, 2013.  On August 22, 2013, the BDC Term Loan was amended and certain financial covenants were modified.  Pursuant to the amended loan agreement, the Company is required to maintain, for the duration of the investment, a term debt to equity ratio not exceeding 1.1:1 (measured annually); and an adjusted current ratio of 0.40:1 (measured annually) and revised yearly 120 days after each year end.  The Company was in compliance with all of our BDC financial covenants as of December 31, 2013.  We expect to continue to meet the requirements of our BDC financial covenants over the short and long term.

In the event either or both of the RBC Loan Agreement or the BDC Loan Agreement were deemed to be in default, RBC or BDC, as applicable, could, among other things (subject to the rights of SVB as the Company’s senior lender), terminate the facilities, demand immediate repayment of any outstanding amounts, and foreclose on our assets. Any such action would require us to curtail or cease operations, as the Company does not currently have alternative sources of financing.

SVB Term Loan - On December 31, 2010, pursuant to an Assumption and Amendment to Loan and Security Agreement ("Amended SVB Loan Agreement"), the Company borrowed $3.0 million (the “SVB Term Loan”) from Silicon Valley Bank (“SVB”). The SVB Term Loan was due in 36 equal monthly installments of principal plus interest beginning on February 1, 2011. The SVB Term Loan is secured by substantially all of the assets of the Company except for the assets of Apex.  On May 20, 2011, pursuant to a Consent and Amendment to Loan and Security Agreement (“Amendment”), the maturity date was amended to April 30, 2012, with the remaining principal due on that date to be paid as a balloon payment.  On September 27, 2011, the agreement was amended and certain covenants were replaced or modified resulting in the Company being in full compliance at September 30, 2011. The principal amount outstanding under the SVB Term Loan accrues interest at a fixed rate equal to 9% per annum. In addition, a final payment equal to 2% of the aggregate amount of the Term Loan is due on the earlier of the maturity date or the date the Term Loan is prepaid. This final payment of $60,000 has been recorded as a discount to the SVB Term Loan, which is being amortized to interest expense through December 2013, using the effective interest method.

The Amended SVB Loan Agreement includes various customary covenants, limitations and events of default. Financial covenants, among others, include liquidity and fixed charge coverage ratios, minimum tangible net worth requirements and limitations on indebtedness.  As of December 31, 2012, the Company was in compliance with all of its financial covenants with SVB. As of May 31, 2013 and June 30, 2013, the Company was not incompliance with the Tangible Net Worth covenant as defined in the Amended SVB Loan Agreement.  On August 16, 2013, the Company and SVB signed an agreement (“Forbearance Agreement”) where SVB agreed to temporarily forbear from exercising their rights and remedies under the facility until August 28, 2013 and agreed to waive the existing covenant violations if a gross capital raise of $1.5 million is completed by such date.  The Company completed the capital raise and was able to achieve compliance with the forbearance agreement prior to August 28, 2013.  Except for any capital raises through August 28, 2013, the minimum Tangible Net Worth requirement of a $(9.7) million deficit will be further reduced by one half of any funds raised through sales of common stock (as only 50% of additional capital raises are given credit in the Tangible Net Worth calculation).  In November 2013, the Company entered into a definitive subscription agreement with accredited investors for the sale of Series E Preferred Stock, raising $4.1 million in gross proceeds (exclusive of $875,000 in costs) (See Note 12).  In November 2013, the SVB Loan Agreement was amended whereby the minimum Tangible Net Worth requirement of a $(9.7) million deficit was reduced by 25% of funds raised in the sale of Series E Preferred stock to a $(8.7) million deficit.  As of December 31, 2013, the Company was in compliance with the tangible Net Worth financial covenant and had available a $0.8 million cushion over the requirement.  The Company currently believes that at the time of this filing it is compliant with the terms and provisions of its SVB lending agreement and expects to continue to meet the requirements of our SVB financial covenants over the short and long term (unaudited).  Should the Company continue to incur losses in a manner consistent with its recent historical financial performance, the Company will violate this covenant without additional net capital raises in amounts that are approximately twice the amount of the losses incurred.

On February 27, 2013, the Company amended the Loan and Security Agreement which provided an additional term loan of $1,000,000.  The new term loan is due in 36 monthly installments of principal plus accrued interest beginning on April 1, 2013.  The additional term loan accrues interest at 7.5% per annum.

For the year ended December 31, 2013 and 2012, the Company’s interest expense on the term debt, including amortization of deferred financing costs, was approximately $564,000 and $509,000, respectively.

In the event either or both RBC Loan Agreement and/or the BDC Loan Agreement were deemed to be in default, then the Amended SVB Loan agreement would be in default, which could, among other things, terminate the facility and term loan, demand immediate repayment of any outstanding amounts, and foreclose on our assets. Any such action would require us to curtail or cease operations, as the Company does not currently have alternative sources of financing.